Expense Example - BlackRock High Yield Portfolio - BlackRock High Yield Portfolio	May 01, 2021 USD ($)
Expense Example:
Expense Example, with Redemption, 1 Year	$ 51
Expense Example, with Redemption, 3 Years	246
Expense Example, with Redemption, 5 Years	544
Expense Example, with Redemption, 10 Years	$ 1,394